UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	1/31/2012

Item 1. Schedule of Investments

Prudential International Value Fund

Schedule of Investments

as of January 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS — 96.0%
Australia — 4.3%
33,100	Bendigo and Adelaide Bank Ltd.	$ 291,316
17,452	BHP Billiton Ltd.	694,426
61,388	BlueScope Steel Ltd.	26,395
12,700	Caltex Australia Ltd.	171,638
82,600	Challenger Ltd.	387,600
71,625	Downer EDI Ltd.*	274,507
253,200	Emeco Holdings Ltd.	275,530
171,558	Goodman Fielder Ltd.	95,621
77,000	Metcash Ltd.	330,258
24,000	National Australia Bank Ltd.	607,688
176,200	OneSteel Ltd.	138,426
88,300	Pacific Brands Ltd.	58,121
6,200	Rio Tinto Ltd.	455,227
100,700	Telstra Corp. Ltd.	356,004

		4,162,757

Austria — 0.6%
10,700	OMV AG	350,812
5,700	Voestalpine AG	186,881

		537,693

Belgium — 0.5%
32,700	AGFA-Gevaert NV*	59,027
7,300	Delhaize Group SA	397,561
4,935	Dexia NV/SA*	2,162

		458,750

Brazil — 1.3%
66,410	BM&FBOVESPA SA	417,723
14,217	Embraer SA, ADR	389,830
22,900	Natura Cosmeticos SA	490,452

		1,298,005

Canada — 2.9%
11,370	Canadian National Railway Co.	857,598
17,200	Canadian Natural Resources Ltd.	681,344
13,711	Cenovus Energy, Inc.	500,335
16,460	Potash Corp. of Saskatchewan, Inc.	769,340

		2,808,617

Cayman Islands — 0.5%
21,769	Tencent Holdings Ltd.	532,485

China — 2.1%
143,404	China Life Insurance Co. Ltd. (Class H Stock)	422,522
281,529	China Merchants Bank Co. Ltd. (Class H Stock)	621,482
830,300	Industrial & Commercial Bank of China Ltd. (Class H Stock)	581,348
167,399	Sinopharm Group Co. Ltd. (Class H Stock)	396,734

		2,022,086

Denmark — 1.6%
7,700	Danske Bank A/S*	112,451
13,600	H. Lundbeck A/S	268,011
9,965	Novo Nordisk A/S (Class B Stock)	1,178,263

		1,558,725

Finland — 0.4%
34,900	Nokia Oyj	174,295
13,700	Tieto Oyj	206,799

		381,094

France — 8.2%
7,096	Air Liquide SA	893,103
20,000	AXA SA	303,597
8,100	BNP Paribas	342,965
2,700	Ciments Francais SA	199,154
37,707	Credit Agricole SA	232,358
9,900	France Telecom SA	148,468
7,275	LVMH Moet Hennessy Louis Vuitton SA	1,176,180
13,784	Publicis Groupe SA	693,437
3,900	Rallye SA	126,157
4,600	Renault SA	195,944
13,760	Sanofi	1,016,386
12,000	SCOR SE	301,923
5,863	Societe Generale	156,181
5,900	Thales SA	201,850
16,400	Total SA	866,765
5,100	Valeo SA	239,390
4,100	Vallourec SA	276,891
26,900	Vivendi SA	562,982

		7,933,731

Germany — 9.7%
15,190	Adidas AG	1,094,395
12,400	Allianz SE	1,363,432
3,300	Aurubis AG	185,741
6,200	BASF SE	476,699
3,100	Bayer AG	217,101
7,500	Daimler AG	414,438
8,700	Deutsche Bank AG	368,541
12,200	E.ON AG	260,836
13,228	Fresenius Medical Care AG & Co. KGaA	943,868
4,300	Hannover Rueckversicherung AG	228,836
2,900	Merck KGaA	302,556
2,700	Muenchener Rueckversicherungs-Gesellschaft AG	351,759
5,100	Rheinmetall AG	273,479
7,300	RWE AG	279,205
20,118	SAP AG	1,215,501
8,900	Siemens AG	839,825
12,300	ThyssenKrupp AG	348,647
1,700	Volkswagen AG	274,624

		9,439,483

Hong Kong — 2.9%
103,000	Cathay Pacific Airways Ltd.	204,000
150,120	Chaoda Modern Agriculture Holdings Ltd.	194
458,717	CNOOC Ltd.	942,832
388,800	First Pacific Co. Ltd.	444,182
49,348	Hong Kong Exchanges and Clearing Ltd.	856,478
58,100	Kingboard Chemical Holdings Ltd.	200,402
68,200	Yue Yuen Industrial Holdings Ltd.	208,857

		2,856,945

Ireland — 0.8%
20,600	Allied Irish Banks PLC*	2,075
29,500	Bank of Ireland*	4,399
14,200	Covidien PLC	731,300
15,600	Irish Life & Permanent Group Holdings PLC*	653

		738,427

Israel — 2.1%
62,300	Bank Hapoalim BM	217,282
10,273	Check Point Software Technologies Ltd.*	578,267
6,200	Elbit Systems Ltd.	258,489
22,014	Teva Pharmaceutical Industries Ltd., ADR	993,492

		2,047,530

Italy — 1.7%
14,400	Banco Popolare Scarl	21,718
124,700	Enel SpA	509,892
35,100	ENI SpA	775,919
15,200	Finmeccanica SpA	68,395
5,500	Fondiaria-SAI SpA*	5,093
251,900	Telecom Italia SpA	256,183

		1,637,200

Japan — 16.8%
8,373	Alpine Electronics, Inc.	105,459
11,400	Aoyama Trading Co. Ltd.	205,056
15,366	Canon, Inc.	663,266
9,800	Circle K Sunkus Co. Ltd.	168,819
22,500	COMSYS Holdings Corp.	251,804
294	Dai-ichi Life Insurance Co. Ltd. (The)	308,580
3,374	Fanuc Corp.	567,055
73,900	Fukuoka Financial Group, Inc.	315,108
8,700	Fuyo General Lease Co. Ltd.	318,916
21,600	Heiwa Corp.	388,528
12,800	Hitachi Capital Corp.	192,789
3,400	Itochu Techno-Solutions Corp.	157,242
57,894	JX Holdings, Inc.	349,400
183	KDDI Corp.	1,159,656
16,700	Keihin Corp.	307,401
36,545	Komatsu Ltd.	1,030,375
50,100	Kurabo Industries Ltd.	101,225

20,400	Kyorin Holdings, Inc.	354,631
25,600	Kyowa Exeo Corp.	256,605
88,000	Marubeni Corp.	607,295
3,900	Miraca Holdings, Inc.	145,981
5,900	Mitsubishi Corp.	134,612
191,000	Mitsubishi UFJ Financial Group, Inc.	874,561
25,800	Mitsui & Co. Ltd.	438,011
248,700	Mizuho Financial Group, Inc.	375,236
44,600	Nichirei Corp.	218,845
14,700	Nippon Electric Glass Co. Ltd.	128,061
22,800	Nippon Shokubai Co. Ltd.	256,956
12,300	Nippon Telegraph & Telephone Corp.	614,839
78,700	Nishi-Nippon City Bank Ltd. (The)	230,256
29,400	Nissan Shatai Co. Ltd.	305,495
300	NTT DoCoMo, Inc.	532,931
3,400	Sankyo Co. Ltd.	166,164
49,800	Sankyu, Inc.	191,438
29,400	Seino Holdings Co. Ltd.	224,492
13,500	Shimachu Co. Ltd.	321,117
25,400	Shizuoka Gas Co. Ltd.	170,289
5,200	Sumitomo Bakelite Co. Ltd.	30,291
44,400	Sumitomo Corp.	637,864
17,900	Sumitomo Mitsui Financial Group, Inc.	569,503
14,006	Sumitomo Mitsui Trust Holdings, Inc.	43,734
52,600	Toagosei Co. Ltd.	220,144
16,700	Toppan Forms Co. Ltd.	134,529
26,370	Toyota Motor Corp.	972,182
18,300	Toyota Tsusho Corp.	346,937
36,900	Yokohama Rubber Co. Ltd. (The)	221,245

		16,314,923

Mexico — 0.8%
249,556	Wal-Mart de Mexico SAB de CV (Class V Stock)	770,642

Netherlands — 3.4%
18,800	Aegon NV*	91,110
44,700	ING Groep NV, CVA*	406,831
40,800	Koninklijke Ahold NV	540,620
8,300	Koninklijke DSM NV	425,857
21,300	Koninklijke KPN NV	233,478
8,366	Koninklijke Philips Electronics NV	169,071
2,000	Nutreco NV	141,740
13,769	Schlumberger Ltd.	1,035,016
11,700	Yandex NV (Class A Stock)*	238,329

		3,282,052

New Zealand — 0.2%
279,800	Air New Zealand Ltd.	210,225

Norway — 0.7%
15,500	Cermaq ASA*	213,597
20,700	DnB NOR ASA	218,396
9,700	Statoil ASA	243,203

		675,196

South Korea — 0.7%
3,672	Hyundai Motor Co.	722,403

Spain — 1.7%
28,659	Banco Bilbao Vizcaya Argentaria SA	250,190
19,900	Banco Espanol de Credito SA	101,517
73,500	Banco Santander SA	572,041
20,300	Repsol YPF SA	557,619
12,200	Telefonica SA	212,722

		1,694,089

Sweden — 2.3%
31,600	Boliden AB	540,254
13,800	Electrolux AB (Class B Stock)	252,772
25,116	Hennes & Mauritz AB (Class B Stock)	822,247
5,500	NCC AB (Class B Stock)	113,679
16,500	Svenska Cellulosa AB (Class B Stock)	275,546
8,500	Svenska Handelsbanken AB (Class A Stock)	254,906

		2,259,404

Switzerland — 7.7%
4,500	Baloise Holding AG	345,139
14,084	Clariant AG*	171,058
43,500	Credit Suisse Group AG*	1,128,495
500	Georg Fischer AG*	209,804
12,133	Julius Baer Group Ltd.*	492,965
19,300	Nestle SA	1,106,002
29,767	Novartis AG	1,610,425
4,900	Roche Holding AG	829,354
770	Swatch Group AG (The)	324,395
2,100	Swiss Life Holding AG*	208,517
6,400	Swiss Re Ltd.*	347,151
1,400	Verwaltungs-und Privat-Bank AG	127,681
2,500	Zurich Financial Services AG*	600,217

		7,501,203

Taiwan — 0.2%
10,238	HTC Corp.	167,995

Turkey — 0.5%
122,100	Turkiye Garanti Bankasi A/S	441,164

United Kingdom — 21.4%
50,858	ARM Holdings PLC	488,464
20,700	AstraZeneca PLC	996,347
60,800	Aviva PLC	334,755
115,600	BAE Systems PLC	560,695
85,481	Barclays PLC	286,306
75,157	Beazley PLC	166,042
34,400	Berendsen PLC	249,733
47,644	BG Group PLC	1,069,850
116,400	BP PLC	863,645
24,296	British American Tobacco PLC	1,116,789
243,400	BT Group PLC	780,522
123,400	Cable & Wireless Communications PLC	83,420
20,109	Carnival PLC	598,897

38,100	Cookson Group PLC	346,418
29,400	Dairy Crest Group PLC	145,240
38,000	Drax Group PLC	318,263
71,000	DS Smith PLC	253,859
20,900	GlaxoSmithKline PLC	464,371
98,900	Home Retail Group PLC	167,379
55,000	Intermediate Capital Group PLC	238,339
115,700	J. Sainsbury PLC	525,810
165,503	Kingfisher PLC	666,863
234,900	Legal & General Group PLC	427,158
123,600	Logica PLC	147,634
24,800	Marks & Spencer Group PLC	127,713
48,900	Marston’s PLC	74,745
35,300	Mondi PLC	280,909
5,800	Next PLC	239,367
163,200	Old Mutual PLC	375,468
29,034	Pearson PLC	536,667
20,873	Reckitt Benckiser Group PLC	1,110,420
29,290	Rolls-Royce Holdings PLC*	339,470
46,900	Royal Dutch Shell PLC (Class B Stock)	1,706,093
100,287	RSA Insurance Group PLC	167,514
14,457	SABMiller PLC	548,573
47,157	Standard Chartered PLC	1,139,912
167,579	Tesco PLC	843,969
56,900	Thomas Cook Group PLC	12,104
50,700	Tullett Prebon PLC	237,921
515,770	Vodafone Group PLC	1,388,174
84,500	WM Morrison Supermarkets PLC	380,823

		20,806,641

	TOTAL COMMON STOCKS (cost $87,933,479)	93,259,465

PREFERRED STOCK — 0.9%
Germany
5,042	Volkswagen AG, 1.81% (PRFC) (cost $434,459)	892,655

	TOTAL LONG-TERM INVESTMENTS (cost $88,367,938)	94,152,120

SHORT-TERM INVESTMENT — 2.3%
AFFILIATED MONEY MARKET MUTUAL FUND
2,201,345	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,201,345)(a)	2,201,345

	TOTAL INVESTMENTS — 99.2% (cost $90,569,283)(b)	96,353,465
	OTHER ASSETS IN EXCESS OF LIABILITIES(c) — 0.8%	749,238

	NET ASSETS — 100%	$97,102,703

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
EUR	Euro

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Schedule of Investments was $91,284,488; accordingly, net unrealized appreciation on investments for federal income tax purposes was $5,068,977(gross unrealized appreciation $17,927,985; gross unrealized depreciation $12,859,008). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(c)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at January 31, 2012:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro,
Expiring 02/23/12	Bank of New York Mellon	EUR	631	$813,967	$824,950	$(10,983)
Expiring 05/09/12	Bank of New York Mellon	EUR	1,787	2,452,948	2,337,864	115,084

				$3,266,915	$3,162,814	$104,101

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$4,162,757	$—	$—
Austria	537,693	—	—
Belgium	458,750	—	—
Brazil	1,298,005	—	—
Canada	2,808,617	—	—
Cayman Islands	532,485	—	—
China	2,022,086	—	—
Denmark	1,558,725	—	—
Finland	381,094	—	—
France	7,933,731	—	—
Germany	9,439,483	—	—
Hong Kong	2,856,751	—	194
Ireland	738,427	—	—
Israel	2,047,530	—	—
Italy	1,637,200	—	—
Japan	16,314,923	—	—
Mexico	770,642	—	—
Netherlands	3,282,052	—	—
New Zealand	210,225	—	—
Norway	675,196	—	—
South Korea	722,403	—	—
Spain	1,694,089	—	—
Sweden	2,259,404	—	—
Switzerland	7,501,203	—	—
Taiwan	167,995	—	—
Turkey	441,164	—	—
United Kingdom	20,806,641	—	—
Preferred Stock - Germany	892,655	—	—
Affiliated Money Market Mutual Fund	2,201,345	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	104,101	—

Total	$96,353,271	$104,101	$194

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 10/31/11 was $87,692,258. $87,009,362 was transferred into Level 1 from Level 2 at 01/31/12 as a result of no longer using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2012 were as follows:

Banks	11.3%
Oil, Gas & Consumable Fuels	10.9
Pharmaceuticals	8.9
Insurance	6.9
Telecommunications	6.9
Food & Beverage	5.7
Retail & Merchandising	3.9
Automobile Manufacturers	3.8
Chemicals	3.7
Metals & Mining	2.8
Diversified Financial Services	2.6
Affiliated Money Market Mutual Fund	2.3
Distribution/Wholesale	2.3
Machinery & Equipment	2.0
Holding Companies - Diversified	1.9
Aerospace/Defense	1.9
Computer Services & Software	1.8
Apparel	1.4
Miscellaneous Manufacturing	1.4
Transportation	1.3
Consumer Products & Services	1.2
Entertainment & Leisure	1.2
Agriculture	1.1
Utilities	1.1
Healthcare Providers & Services	1.0
Engineering & Construction	1.0
Automotive Parts	0.9
Forest & Paper Products	0.9
Healthcare Products	0.8
Internet	0.7
Advertising	0.7
Office Equipment	0.7
Commercial Services	0.7
Software	0.6
Media & Entertainment	0.6
Cosmetics/Personal Care	0.5
Semiconductors	0.5
Airlines	0.4
Home Furnishings	0.4
Electronic Components & Equipment	0.3
Building Materials	0.2

99.2
Other assets in excess of liabilities	0.8

100.0%

Prudential International Equity Fund

Schedule of Investments

as of January 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS — 96.8%
Australia — 7.4%
92,642	Asciano Ltd.	$ 462,261
110,268	Australia & New Zealand Banking Group Ltd.	2,506,384
50,704	Bendigo And Adelaide Bank Ltd.	446,250
104,274	BHP Billiton Ltd.	4,149,129
49,654	Caltex Australia Ltd.	671,064
5,402	Campbell Brothers Ltd.	298,222
32,557	Commonwealth Bank of Australia	1,751,019
1,310	CSL Ltd.	43,294
206,100	Fairfax Media Ltd.	161,917
99,564	Goodman Group	67,649
354,385	GPT Group	1,162,559
47,550	Iluka Resources Ltd.	924,820
158,061	Mirvac Group	207,240
73,636	National Australia Bank Ltd.	1,864,490
25,011	Rio Tinto Ltd.	1,836,401
35,521	Santos Ltd.	507,588
166,960	SP AusNet	171,049
585,712	Stockland	2,089,319
56,720	Westfield Group	511,843
55,466	Westpac Banking Corp.	1,245,428
17,216	Woolworths Ltd.	453,096

		21,531,022

Austria — 0.3%
126,863	Immofinanz AG	408,053
3,085	Raiffeisen Bank International AG (a)	104,918
7,090	Voestalpine AG	232,454

		745,425

Belgium — 0.4%
10,318	Anheuser-Busch InBev NV	625,626
1,939	Delhaize Group SA	105,599
19,364	KBC Groep NV	367,143

		1,098,368

Brazil — 2.0%
79,800	Centrais Eletricas Brasileiras SA, ADR	814,758
36,700	Centrais Eletricas Brasileiras SA (Class B Stock), ADR(a)	537,288
27,200	Cia de Bebidas das Americas, ADR	989,808
10,000	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	658,900
18,600	Petroleo Brasileiro SA (Class A Stock), ADR(a)	519,498
9,400	Souza Cruz SA	122,342
20,700	Tele Norte Leste Participacoes SA, ADR	194,373
36,100	Vale SA (Class B Stock), ADR	913,330
43,600	Vale SA (Preference) (Class B Stock), ADR(a)	1,055,556

		5,805,853

Chile — 0.2%
8,800	Cia Cervecerias Unidas SA, ADR	551,408

China — 0.2%
357,500	Bank of Communications Co. Ltd. (Class H Stock)	286,726
254,000	China Petroleum & Chemical Corp. (Class H Stock)	308,522

		595,248

Colombia — 0.1%
2,800	Bancolombia SA, ADR	173,628

Denmark — 1.0%
55	AP Moller — Maersk A/S (Class B Stock)	405,289
13	AP Moller — Maersk A/S (Class A Stock)	91,450
5,965	Coloplast A/S (Class B Stock)	880,578
14,060	Novo Nordisk A/S (Class B Stock)	1,662,456

		3,039,773

Finland — 1.4%
13,294	Kesko OYJ (Class B Stock)	469,159
9,095	Kone OYJ (Class B Stock)	495,139
40,140	Metso OYJ	1,748,413
11,666	Pohjola Bank PLC (Class A Stock)	124,443
160,177	Stora ENSO OYJ (Class R Stock)	1,139,781

		3,976,935

France — 7.5%
1,488	Arkema SA	120,247
82,176	AXA SA	1,247,420
27,760	BNP Paribas	1,175,397
6,644	Bouygues InH	206,446
1,464	Casino Guichard Perrachon SA	130,218
6,575	Christian Dior SA	930,562
17,974	Compagnie Generale DES Etablissements Michelin (Class B Stock)	1,229,614
8,049	Dassault Systemes SA	667,293
3,015	EDF SA	69,489
7,033	European Aeronautic Defence and Space Co. NV	236,243
28,201	France Telecom SA	422,923
4,964	GDF Suez	134,733
581	ICADE	47,316
39,640	Peugeot SA	730,838
853	PPR	134,226
6,865	Publicis Groupe	345,360
8,231	Safran SA	256,458
57,416	Sanofi	4,241,048
27,629	Schneider Electric SA	1,715,925
4,616	Technip SA	433,041
97,960	Total SA	5,177,337
998	Unibail-Rodamco SE	191,637
9,217	Vinci SA	427,515
83,636	Vivendi SA	1,750,394

		22,021,680

Germany — 7.3%
19,732	Allianz SE	2,169,617
42,024	BASF SE	3,231,093
12,823	Bayer AG	898,029

10,397	Bayerische Motoren Werke AG	889,287
1,116	Continental AG*	89,149
47,567	Deutsche Bank AG	2,014,987
5,189	Deutsche Boerse AG*	305,435
24,501	Deutsche Lufthansa AG	338,591
38,148	Deutsche Post AG	633,721
83,275	E.ON AG	1,780,418
28,402	Hannover Rueckversicherung AG	1,511,492
4,597	Henkel AG & Co. KGaA	238,839
12,365	Lanxess AG	805,383
71,639	Resolution Ltd.	308,298
29,503	RWE AG	1,128,408
36,796	SAP AG	2,223,162
26,054	Siemens AG	2,458,516
12,070	Suedzucker AG	356,653
799	Volkswagen AG	129,073

		21,510,151

Hong Kong — 4.1%
459,000	Agricultural Bank of China Ltd. (Class H Stock)	226,680
52,900	ASM Pacific Technology Ltd.	680,750
524,000	Belle International Holdings Ltd. (Class A Stock)	851,340
44,200	Cheung Kong Holdings Ltd.	595,010
92,000	Cheung Kong Infrastructure Holdings Ltd.	523,745
288,000	China Citic Bank Corp. Ltd. (Class H Stock)	183,823
208,000	China Overseas Land & Investment Ltd.	387,822
1,673,000	Country Garden Holdings Co.	718,359
1,211,000	Evergrande Real Estate Group Ltd.	574,637
844,000	Franshion Properties China Ltd.	205,686
301,000	Galaxy Entertainment Group Ltd.*	656,702
380,750	Great Wall Motor Co. Ltd. (Class H Stock)	652,970
272,800	Guangzhou R&f Properties Co. Ltd. (Class H Stock)	267,337
171,000	Hong Kong & China Gas Co. Ltd.	405,710
40,500	Kerry Properties Ltd.	155,361
333,500	Lifestyle International Holdings Ltd.	780,072
233,500	Link REIT (The)	850,563
195,000	Orient Overseas International Ltd.	1,018,336
225,600	Sands China Ltd.*	763,607
71,000	Shanghai Industrial Holdings Ltd.	226,587
386,000	SJM Holdings Ltd.	690,841
83,900	Wheelock & Co. Ltd.	267,756
170,400	Wynn Macau Ltd.	436,805

		12,120,499

India — 0.4%
3,000	Dr. Reddy’s Laboratories Ltd., ADR	102,450
83,000	Satyam Computer Services Ltd., ADR*(a)	237,380
39,000	Tata Motors Ltd., ADR(a)	939,120

		1,278,950

Indonesia
158,000	PT Bank Rakyat Indonesia Persero Tbk	120,389

Israel — 0.3%
17,500	Israel Chemicals Ltd.	183,337
4,528	NICE Systems Ltd.*	163,488
3,400	Teva Pharmaceutical Industries Ltd., ADR	153,442
7,370	Teva Pharmaceutical Industries Ltd.	332,086

		832,353

Italy — 2.6%
584,965	ENEL SpA	2,391,891
94,578	ENI SpA	2,090,737
139,556	Pirelli & C SpA	1,290,596
1,000,000	Telecom Italia SpA	1,017,005
852,592	Telecom Italia SpA-RSP	713,188
13,464	Unicredit SpA	66,748

		7,570,165

Japan — 19.7%
98,200	AEON Co. Ltd.	1,294,818
253,000	All Nippon Airways Co. Ltd.(a)	736,893
193,000	Aozora Bank Ltd.	536,815
261,200	Asahi Kasei Corp.	1,651,776
39,800	Canon, Inc.	1,717,948
210	Central Japan Railway Co.	1,804,644
54,000	Chiyoda Corp.	629,835
105,000	Cosmo Oil Co. Ltd.	305,825
1,000	Daito Trust Construction Co. Ltd.	94,201
97,000	Daiwa House Industry Co. Ltd.	1,225,545
25,300	East Japan Railway Co.	1,638,094
16,100	Fanuc Corp.	2,705,865
100	Fujitsu Ltd.	534
36,500	Gree, Inc.(a)	1,053,529
2,800	Hamamatsu Photonics KK	100,656
483,100	Hitachi Ltd.	2,700,087
9,000	Hitachi Metals Ltd.	103,319
6,800	Idemitsu Kosan Co. Ltd.	736,027
74,000	Isuzu Motors Ltd.	374,757
23,200	Itochu Corp.	252,333
380,150	JX Holdings, Inc.	2,294,267
22,500	Kamigumi Co. Ltd.	198,078
57,600	Kao Corp.	1,515,949
45	KDDI Corp.	285,161
6,100	Konami Corp.	160,863
65,600	Kuraray Co. Ltd.	952,758
110,722	Marubeni Corp.	764,101
97,000	Mitsubishi Chemical Holdings Corp.	544,686
50,000	Mitsubishi Corp.	1,140,777
35,000	Mitsubishi Electric Corp.	314,091
720,500	Mitsubishi UFJ Financial Group, Inc.	3,299,062
48,200	Mitsui & Co. Ltd.	818,300
136,000	Mitsui Chemicals, Inc.	430,018
518,900	Mizuho Financial Group, Inc.	782,911
5,100	Nabtesco Corp.	108,397
46,700	Namco Bandai Holdings, Inc.	664,780
46,900	NHK Spring Co. Ltd.	449,802

62,500	Nikon Corp.	1,530,110
25,000	Nippon Express Co. Ltd.	100,039
53,900	Nippon Telegraph & Telephone Corp.	2,694,293
121,600	Nissan Motor Co. Ltd.	1,147,080
5,200	Nomura Research Institute Ltd.	118,368
21,000	OJI Paper Co. Ltd.	108,003
1,600	Oriental Land Co. Ltd.	170,034
17,270	ORIX Corp.	1,615,522
13,300	Otsuka Corp.	952,742
9,900	Otsuka Holdings Co. Ltd.	280,297
298,300	Resona Holdings, Inc.	1,326,734
1,700	Sanrio Co. Ltd.	76,168
8,900	Sega Sammy Holdings, Inc.	192,666
56,000	Sekisui Chemical Co. Ltd.	490,790
27,000	Sekisui House Ltd.	253,634
12,400	Seven & I Holdings Co. Ltd.	349,126
344,700	Shinsei Bank Ltd.	388,929
48,200	SoftBank Corp.	1,342,543
98,200	Sumitomo Corp.	1,410,771
82,200	Sumitomo Mitsui Financial Group, Inc.	2,615,258
193,000	Sumitomo Mitsui Trust Holdings, Inc.	602,650
1,000	Taisho Pharmaceutical Holdings Co. Ltd.*	87,903
100,000	Tokyu Land Corp.	415,901
135,000	TOTO Ltd.	1,099,908
30,634	Toyota Motor Corp.	1,129,383
78,000	Toyota Tsusho Corp.	1,478,746
20,600	West Japan Railway Co.	872,973
6,080	Yamada Denki Co. Ltd.	387,678

		57,625,751

Mexico — 0.1%
17,500	America Movil SAB de CV, (Ser. L), ADR	406,175

Netherlands — 4.7%
9,411	ASML Holding NV	404,199
7,389	Delta Lloyd NV	135,215
5,722	Heineken Holding NV	231,163
165,354	ING Groep NV*	1,504,949
111,784	Koninklijke Ahold NV	1,481,193
3,109	Koninklijke Boskalis Westminster NV	120,456
91,290	Koninklijke KPN NV	1,000,667
103,366	Royal Dutch Shell PLC (Class B Stock)	3,760,170
117,855	Royal Dutch Shell PLC (Class A Stock)	4,160,954
27,412	Unilever NV	912,538

		13,711,504

Norway — 0.7%
37,944	DnB NOR ASA	400,330
21,433	Seadrill Ltd.	796,385
15,071	Statoil ASA	377,867
13,083	Yara International ASA	526,486

		2,101,068

Philippines — 0.1%
192,500	Aboitiz Power Corp.	135,560
95,300	Alliance Global Group, Inc.	24,445

		160,005

Portugal — 0.1%
76,062	EDP - Energias de Portugal SA	221,968

Russia — 0.7%
8,146	MMC Norilsk Nickel OJSC, ADR	156,159
915	NovaTek OAO, GDR	123,250
11,832	Sberbank of Russia, ADR	141,984
3,628	Sistema JSFC, GDR	70,383
43,207	Uralkali, GDR	1,535,577

		2,027,353

Singapore — 1.4%
30,000	Jardine Cycle & Carriage Ltd.	1,225,186
22,000	Keppel Corp. Ltd.	189,768
21,400	SembCorp Industries Ltd.	81,323
135,300	UOL Group Ltd.	494,797
162,000	Wilmar International Ltd.	689,033
1,660,000	Yangzijiang Shipbuilding Holdings Ltd.	1,458,282

		4,138,389

South Africa — 0.6%
13,700	AngloGold Ashanti Ltd., ADR	627,460
800	Kumba Iron Ore Ltd., ADR	54,800
10,200	Sasol Ltd., ADR	523,668
13,014	Tiger Brands Ltd.	419,335

		1,625,263

South Korea — 1.4%
2,266	Hyundai Motor Co., GDR*	65,261
10,418	KT&G Corp.	728,940
114,200	LG Display Co. Ltd., ADR(a)	1,472,038
1,950	Samsung Electronics Co. Ltd., GDR	960,809
400	Samsung Electronics Co. Ltd., GDR, PFD	117,506
9,500	Shinhan Financial Group Co. Ltd., ADR(a)	752,020
2,300	SK Telecom Co. Ltd., ADR	32,223

		4,128,797

Spain — 3.2%
4,662	Amadeus IT Holding SA (Class A Stock)	79,885
149,474	Banco Bilbao Vizcaya Argentaria SA	1,304,891
172,100	Banco Santander SA*	1,339,431
15,277	Distribuidora Internacional de Alimentacion SA*	70,560
62,198	Enagas	1,244,774
41,974	Gas Natural SDG SA	686,298
185,000	Iberdrola SA	1,089,431
1,869	Inditex SA	163,064
29,550	Mapfre SA	98,178
12,161	Red Electrica Corp. SA	559,374
149,184	Telefonica SA	2,601,207

		9,237,093

Sweden — 2.3%
6,987	Assa Abloy AB (Class B Stock)	189,607
9,743	Atlas Copco AB (Class A Stock)	231,598
36,060	Boliden AB	616,505
3,231	Getinge AB (Class B Stock)	87,633
5,625	Holmen AB (Class B Stock)	162,817
14,493	Investor AB (Class B Stock)	293,375
186,806	Nordea Bank AB	1,563,925
290,700	Skandinaviska Enskilda Banken (Class A Stock)	1,827,746
14,635	SKF AB (Class B Stock)	345,302
60,290	Swedbank AB (Class A Stock)	865,907
5,671	Telefonaktiebolaget Lm Ericsson (Class B Stock)	52,729
48,606	Volvo AB (Class B Stock)	628,430

		6,865,574

Switzerland — 7.6%
26,594	ABB Ltd.	555,282
18,012	Aryzta AG	831,624
29,385	Cie Financiere Richemont SA	1,663,181
7,539	Credit Suisse Group AG	195,580
1,665	Geberit AG	343,853
15	Lindt & Spruengli AG	513,308
63,849	Nestle SA	3,658,919
82,868	Novartis AG	4,483,244
26,030	Roche Holding AG	4,405,730
1,011	Swatch Group AG (The) (Bearer)	425,927
15,007	Swatch Group AG (The) (Registered)	1,100,459
5,691	Swiss Life Holding AG	565,081
3,131	Swiss Re Ltd.	169,833
9,201	Transocean Ltd.	436,210
64,283	UBS AG*	875,031
8,565	Zurich Financial Services AG	2,056,344

		22,279,606

Taiwan — 0.3%
388,000	E Ink Holdings, Inc.	550,773
27,800	Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	391,424
143,000	TECO Electric And Machinery Co. Ltd.	94,488

		1,036,685

Thailand — 0.9%
450,000	Charoen Pokphand Foods PCL	509,297
582,700	CP ALL PCL	1,102,278
42,900	Kasikornbank PCL	178,952
1,016,100	Krung Thai Bank PCL	502,711
10,000	PTT PCL	109,944
59,200	Siam Commercial Bank PCL	231,631
15,300	Thai Oil PCL	31,787

		2,666,600

United Kingdom — 17.7%
29,110	Anglo American PLC	1,203,666
79,900	AstraZeneca PLC	3,845,801
243,454	Aviva PLC	1,340,416
42,310	Babcock International Group PLC	486,372
340,495	BAE Systems PLC	1,651,503
198,008	Balfour Beatty PLC	854,935

521,204	Barclays PLC	1,745,697
8,030	BG Group PLC	180,314
110,232	BHP Billiton PLC	3,687,717
553,324	BP PLC	4,105,462
70,448	British American Tobacco	3,238,210
386,426	BT Group PLC (Class A Stock)	1,239,169
10,000	Burberry Group PLC	211,472
119,574	Diageo PLC	2,641,707
145,199	GlaxoSmithKline PLC	3,226,136
252,002	HSBC Holdings PLC	2,103,458
44,612	Imperial Tobacco Group PLC	1,595,796
1,207,482	ITV PLC	1,425,156
272,224	Kingfisher PLC	1,096,875
1,365,091	Legal & General Group PLC	2,482,375
47,450	National Grid PLC	472,556
3,406	Next PLC	140,566
1,058,609	Old Mutual PLC	2,435,501
9,801	Petrofac Ltd.	224,716
26,559	Reckitt Benckiser Group PLC	1,412,909
132,452	Rexam PLC	780,603
50,392	Rio Tinto PLC	3,021,455
5,950	SSE PLC	114,668
23,477	Tesco PLC	118,236
23,833	TUI Travel PLC	71,844
54,052	Unilever PLC	1,742,679
1,025,723	Vodafone Group PLC	2,760,692
1,249	Weir Group PLC (The)	38,478
47,267	WM Morrison Supermarkets PLC	213,022

		51,910,162

United States — 0.1%
2,031	Millicom International Cellular SA	200,786
1,100	Southern Copper Corp.	38,159

		238,945

	TOTAL COMMON STOCKS (cost $264,530,921)	283,352,785

EXCHANGE TRADED FUND — 1.8%
United States
100,200	iShares MSCI EAFE Index Fund (cost $4,953,514)	5,224,428

PREFERRED STOCKS — 1.0%
Germany
2,692	Bayerische Motoren Werke AG	153,280
12,100	Henkel AG & Co. KGaA	746,259
6,264	Porsche Automobil Holding SE	384,033
1,705	RWE AG	60,751
8,712	Volkswagen AG	1,542,406

	TOTAL PREFERRED STOCKS (cost $2,635,777)	2,886,729

	TOTAL LONG-TERM INVESTMENTS (cost $272,120,212)	291,463,942

SHORT-TERM INVESTMENTS — 2.4%

Principal Amount (000)
United States Government Security
$ 200	U.S. Treasury Bill 0.025% , 6/28/12 (cost $199,980)(b)(c)	199,943

Shares
Affiliated Money Market Mutual Fund — 2.4%
6,928,800	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $6,928,800; includes $6,845,884 of cash collateral received for securities on loan)(d)(e)	6,928,800

	TOTAL SHORT-TERM INVESTMENT (cost $7,128,780)	7,128,743

	TOTAL INVESTMENTS — 102.0% (cost $279,248,992)(f)	298,592,685
	LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (2.0%)	(5,950,621)

	NET ASSETS — 100.0%	$292,642,064

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,629,869; cash collateral of $6,845,884 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, segregated as collateral for financial futures contracts.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$287,173,382	$31,244,906	$(19,825,603)	$11,419,303

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and difference in the treatment of accreting market discount and premium amortization for book and tax purposes as of the most recent fiscal year end.

(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at January 31, 2012:

Number of Contracts	Type	Expiration Date	Value at January 31, 2012	Value at Trade Date	Unrealized Appreciation(1)
	Long Positions:
2	FTSE 100 Index	Mar, 2012	$175,811	$177,892	$2,081
20	OMXS 30 Index	Feb, 2012	300,734	303,638	2,904

					$4,985

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks prices using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$21,531,022	$—	$—
Austria	745,425	—	—
Belgium	1,098,368	—	—
Brazil	5,805,853	—	—
Chile	551,408	—	—
China	595,248	—	—
Colombia	173,628	—	—
Denmark	3,039,773	—	—
Finland	3,976,935	—	—
France	22,021,680	—	—
Germany	21,510,151	—	—
Hong Kong	12,120,499	—	—
India	1,278,950	—	—
Indonesia	120,389	—	—
Israel	832,353	—	—
Italy	7,570,165	—	—
Japan	57,625,751	—	—
Mexico	406,175	—	—
Netherlands	13,711,504	—	—
Norway	2,101,068	—	—
Philippines	160,005	—	—
Portugal	221,968	—	—
Russia	2,027,353	—	—
Singapore	4,138,389	—	—
South Africa	1,625,263	—	—
South Korea	4,128,797	—	—
Spain	9,237,093	—	—
Sweden	6,865,574	—	—
Switzerland	22,279,606	—	—
Taiwan	1,036,685	—	—
Thailand	2,666,600	—	—
United Kingdom	51,910,162	—	—
United States	238,945	—	—
Exchange Traded Funds
United States	5,224,428	—	—
Preferred Stocks
Germany	2,886,729	—	—
United States Government Security	—	199,943	—
Affiliated Money Market Mutual Fund	6,928,800	—	—

	298,392,742	199,943
Other Financial Instruments*
Futures Contracts	4,985	—	—

Total	$298,397,727	$199,943	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at October 31, 2011 was $282,953,266. $261,134,586 was transferred into Level 1 from Level 2 at January 31, 2012 as a result of using third-party vendor modeling tools to reflect any significant market movements between the time at which the Series valued its securities and the earlier closing of foreign markets.

It is the Series’ policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2012 were as follows:

Commercial Banks	11.3%
Oil, Gas & Consumable Fuels	8.9
Pharmaceuticals	8.1
Metals & Mining	6.3
Insurance	5.0
Diversified Telecommunication Services	4.0
Chemicals	3.4
Food Products	3.3
Machinery	3.0
Electric Utilities	2.8
Automobiles	2.5
Affiliated Money Market Mutual Fund	2.4
Food & Staples Retailing	2.0
Real Estate Management & Development	2.0
Trading Companies & Distributors	2.0
Tobacco	1.9
Exchange Traded Fund	1.8
Beverages	1.7
Real Estate Investment Trusts (REITs)	1.7
Road & Rail	1.7
Wireless Telecommunication Services	1.7
Electronic Equipment, Instruments & Components	1.6
Textiles, Apparel & Luxury Goods	1.5
Diversified Financial Services	1.3
Software	1.1
Auto Components	1.0
Capital Markets	1.0
Hotels, Restaurants & Leisure	1.0
Industrial Conglomerates	1.0
Electrical Equipment	0.9
Semiconductors & Semiconductor Equipment	0.9
Specialty Retail	0.9
Construction & Engineering	0.8
Gas Utilities	0.8
Household Products	0.8
Leisure Equipment & Products	0.8
Aerospace & Defense	0.7
Media	0.7
Energy Equipment & Services	0.6
Multi-Utilities	0.6
Office Electronics	0.6
Building Products	0.5
IT Services	0.5
Marine	0.5
Paper & Forest Products	0.5
Personal Products	0.5
Airlines	0.4

Distributors	0.4
Internet Software & Services	0.4
Multiline Retail	0.4
Containers & Packaging	0.3
Healthcare Equipment & Supplies	0.3
Air Freight & Logistics	0.2
Commercial Services & Supplies	0.2
Water Utilities	0.2
Household Durables	0.2
Professional Services	0.1
Real Estate Investment Trusts	0.1
Transportation Infrastructure	0.1
U.S. Government Security	0.1

102.0
Liabilities in excess of other assets	(2.0)

100.0%

Prudential Emerging Markets Debt Local Currency Fund

Schedule of Investments

as of January 31, 2012 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 94.8%
FOREIGN BONDS
Argentina — 0.8%
Argentina Bonos, Sr. Unsec’d. Notes(a)	B3	0.439%	08/03/12		$2,000	$ 245,800

Brazil — 14.7%
Banco Votorantim Ltd., Sr. Unsec’d. Notes, MTN, RegS	Baa1	10.625	04/10/14	BRL	415	241,679
Brasil Telecom SA, Sr. Unsec’d. Notes, 144A	Baa2	9.750	09/15/16	BRL	300	170,845
Brazil Notas Do Tesouro Nacional, Notes,
Ser. NTN-B	Baa2	6.000	08/15/14	BRL	52	65,143
Ser. NTN-B	Baa2	6.000	05/15/15	BRL	185	232,310
Ser. NTN-F	Baa2	10.000	01/01/13	BRL	2,500	1,435,290
Ser. NTN-F	Baa2	10.000	01/01/14	BRL	1,250	714,367
Ser. NTN-F	Baa3	10.000	01/01/15	BRL	775	437,568
Ser. NTN-F	Baa2	10.000	01/01/17	BRL	1,492	824,021
Ser. NTN-F	Baa2	10.000	01/01/21	BRL	718	380,467

						4,501,690

Colombia — 4.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes	Baa3	7.750	04/14/21	COP	947,000	626,573
Sr. Unsec’d. Notes	Baa3	12.000	10/22/15	COP	700,000	491,493
Republic of Colombia, Sr. Unsec’d. Notes	Baa3	9.850	06/28/27	COP	180,000	143,089

						1,261,155

Hungary — 4.1%
Hungary Government Bond, Bonds,
Ser. 15/A	Ba1	8.000	02/12/15	HUF	33,690	146,532
Ser. 16/C	Ba1	5.500	02/12/16	HUF	75,080	297,353
Ser. 17/B	Ba1	6.750	02/24/17	HUF	154,590	627,816
Ser. 19/A	Ba1	6.500	06/24/19	HUF	46,380	175,235

						1,246,936

Indonesia — 9.5%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes,
Ser. FR36	Baa3	11.500	09/15/19	IDR	3,500,000	538,135
Ser. FR51	Baa3	11.250	05/15/14	IDR	450,000	57,074
Ser. FR53	Baa3	8.250	07/15/21	IDR	4,970,000	668,141
Ser. FR54	Baa3	9.500	07/15/31	IDR	4,000,000	595,633
Ser. FR55	Baa3	7.375	09/15/16	IDR	3,000,000	367,758
Ser. FR56	Ba1	8.375	09/15/26	IDR	1,000,000	136,067
Ser. FR58	Ba1	8.250	06/15/32	IDR	4,000,000	534,978

						2,897,786

Malaysia — 4.8%
Malaysia Government Bond, Bonds,
Ser. 0111	A3	4.160	07/15/21	MYR	1,685	581,175
Ser. 0311	A3	4.392	04/15/26	MYR	965	337,504
Ser. 0411	A3	4.232	06/30/31	MYR	1,600	543,223

						1,461,902

Mexico — 9.1%
Mexican Bonos, Bonds,
Ser. M	Baa1	6.000	06/18/15	MXN	1,400	111,234
Ser. M	Baa1	6.500	06/10/21	MXN	3,500	279,558
Ser. M 10	Baa1	7.250	12/15/16	MXN	775	65,031
Ser. M 10	Baa1	8.000	12/17/15	MXN	600	50,966
Ser. M 20	Baa1	8.500	05/31/29	MXN	1,400	126,055
Ser. M 30	Baa1	8.500	11/18/38	MXN	9,300	809,789
Petroleos Mexicanos,
Gtd. Notes, 144A	Baa1	7.650	11/24/21	MXN	620	48,086
Gtd. Notes	Baa1	9.100	01/27/20	MXN	9,650	840,315
Notes	Baa1	5.240	05/12/14	MXN	6,000	463,784

						2,794,818

Peru — 3.8%
Peruvian Government International Bond,
Sr. Unsec’d. Notes,	Baa3	6.950	08/12/31	PEN	190	74,156
Sr. Unsec’d. Notes, 144A	Baa3	7.840	08/12/20	PEN	650	276,558
Sr. Unsec’d. Notes, 144A	Baa3	9.910	05/05/15	PEN	600	259,591
Sr. Unsec’d. Notes, RegS	Baa3	6.950	08/12/31	PEN	95	37,078
Sr. Unsec’d. Notes, RegS	Baa3	8.200	08/12/26	PEN	880	390,911
Sr. Unsec’d. Notes, RegS	Baa3	9.910	05/05/15	PEN	300	129,795

						1,168,089

Philippines — 1.6%
Philippine Government International Bond, Sr. Unsec’d. Notes	Ba2	4.950	01/15/21	PHP	20,000	486,767

Poland — 7.2%
Poland Government Bond, Bonds,
Ser. 0415	A2	5.500	04/25/15	PLN	3,195	1,008,463
Ser. 1019	A2	5.500	10/25/19	PLN	3,565	1,108,235
Ser. 1020	A2	5.250	10/25/20	PLN	240	72,964

						2,189,662

Russia — 7.6%
Home Credit & Finance Bank Via Eurasia Capital SA, Sr. Sec’d. Notes	Ba3	7.000	03/18/14		$250	251,810
Rushydro JSC Via Rushydro Finance Ltd., Sec’d. Notes, Ser. E, MTN	Ba1	7.875	10/28/15	RUB	10,000	320,291
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sr. Unsec’d. Notes	Baa1	7.500	03/25/13	RUB	10,100	.332,248
Sr. Unsec’d. Notes, MTN	Baa1	8.700	03/17/16	RUB	6,000	197,325
Russian Foreign Bond — Eurobond,
Sr. Unsec’d. Notes, RegS	Baa1	7.850	03/10/18	RUB	20,000	682,516
Sr. Unsec’d. Notes, 144A	Baa1	7.850	03/10/18	RUB	10,000	341,258
Vimpelcom Holdings BV, Gtd. Notes, 144A(a)	Ba3	4.576	06/29/14		$200	193,728

						2,319,176

South Africa — 12.2%
Eskom Holdings Ltd., Notes, MTN	Baa2	10.000	01/25/23	ZAR	7,500	1,079,239
South Africa Government Bond, Bonds,
Ser. R157	A3	13.500	09/15/15	ZAR	3,533	552,661
Ser. R186	A3	10.500	12/21/26	ZAR	4,973	763,331
Ser. R204	A3	8.000	12/21/18	ZAR	2,775	365,525
Ser. R208	A3	6.750	03/31/21	ZAR	1,010	121,028
Ser. R209	A3	6.250	03/31/36	ZAR	565	54,982
Sr. Sec’d. Notes, Ser. R207	A3	7.250	01/15/20	ZAR	6,390	797,249

						3,734,015

Thailand — 4.3%
Thailand Government Bond,
Sr. Unsec’d. Notes	Baa1	3.625	06/16/23	THB	4,177	138,876
Sr. Unsec’d. Notes	Baa1	3.850	12/12/25	THB	2,000	67,613
Sr. Unsec’d. Notes	Baa1	3.875	06/13/19	THB	15,000	510,663
Sr. Unsec’d. Notes	Baa1	4.125	11/18/16	THB	9,715	327,793
Sr. Unsec’d. Notes	Baa1	5.250	05/12/14	THB	2,000	67,722
Sr. Unsec’d. Notes	Baa1	5.670	03/13/28	THB	5,000	206,155

						1,318,822

Turkey — 5.2%
Turkey Government Bond,
Bonds	Ba2	8.000	10/09/13	TRY	380	209,584
Bonds	Ba2	9.000	01/27/16	TRY	680	376,003
Bonds	Ba2	10.500	01/15/20	TRY	1,500	891,465
Bonds	Ba2	11.000	08/06/14	TRY	225	130,554

						1,607,606

Ukraine — 1.5%
NAK Naftogaz Ukraine, Gtd. Notes	NR	9.500	09/30/14		$230	221,662
Ukraine Government International Bond, Sr. Unsec’d. Notes, 144A	B2	6.250	06/17/16		275	240,625

						462,287

United Arab Emirates — 0.8%
Emirate of Dubai Government International Bonds, Sr. Notes, Ser. E, MTN	NR	6.700	10/05/15	250	260,325

Venezuela — 3.5%
Petroleos de Venezuela SA,
Gtd. Notes, RegS	B+(b)	8.500	11/02/17	140	110,950
Sr. Unsec’d. Notes	B1	8.000	11/17/13	40	39,200
Sr. Unsec’d. Notes, Ser. 2014	NR	4.900	10/28/14	1,100	924,000

					1,074,150

TOTAL LONG-TERM INVESTMENTS (cost $29,592,865)					29,030,986

TOTAL INVESTMENTS — 94.8% (cost $29,592,865)(c)					29,030,986
OTHER ASSETS IN EXCESS OF LIABILITIES(d) — 5.2%					1,576,835

NET ASSETS — 100.0%					$30,607,821

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ILS	Israeli Shekel
KRW	South Korean Won
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NR	Not Rated by Moody’s or Standard & Poor’s
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

†	The ratings reflected are as of January 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect as of January 31, 2012.
(b)	Standard & Poor’s Rating.

(c)	The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of January 31, 2012 were as follows:

Tax basis of Investments	Gross Appreciation	Gross Depreciation	Net Urealized Depreciation
$29,743,762	$652,860	$(1,365,636)	$(712,776)

The difference between book basis and tax basis were primarily attributable to the difference in treatment of amortization of premiums as of the most recent fiscal year end.

(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at January 31, 2012:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
Brazilian Real
Expiring 04/17/12	Citibank NA	BRL	220,459	$120,700	$124,020	$3,320
Expiring 04/17/12	Citibank NA	BRL	96,490	53,800	54,281	481
Expiring 04/17/12	Citibank NA	BRL	87,270	48,700	49,094	394
Expiring 04/17/12	Citibank NA	BRL	64,792	35,600	36,449	849
Expiring 04/17/12	Citibank NA	BRL	52,830	29,600	29,720	120
Expiring 04/18/12	Goldman Sachs Group LP	BRL	137,025	75,000	77,070	2,070
Chilean Peso
Expiring 02/22/12	Citibank NA	CLP	62,914,280	121,797	127,659	5,862
Expiring 02/22/12	Citibank NA	CLP	52,985,222	107,334	107,512	178
Expiring 02/22/12	Goldman Sachs Group LP	CLP	73,522,250	145,000	149,184	4,184
Expiring 04/17/12	Citibank NA	CLP	61,297,495	120,700	123,672	2,972
Expiring 04/17/12	Citibank NA	CLP	26,778,950	53,800	54,028	228
Expiring 04/17/12	Citibank NA	CLP	24,130,850	48,700	48,686	(14)
Expiring 04/17/12	Citibank NA	CLP	18,038,520	35,600	36,394	794
Expiring 04/17/12	Citibank NA	CLP	14,517,320	29,600	29,290	(310)
Colombian Peso
Expiring 02/23/12	Citibank NA	COP	138,918,640	71,800	76,632	4,832
Expiring 02/23/12	Citibank NA	COP	53,546,400	29,600	29,538	(62)
Expiring 02/23/12	Citibank NA	COP	40,469,520	22,100	22,324	224
Expiring 02/23/12	Morgan Stanley & Co., Inc.	COP	91,292,400	47,400	50,360	2,960
Euro
Expiring 03/23/12	Citibank NA	EUR	285,000	365,567	372,844	7,277
Expiring 03/23/12	Citibank NA	EUR	90,000	116,754	117,740	986
Expiring 03/23/12	Citibank NA	EUR	40,000	52,184	52,329	145
Expiring 03/23/12	Citibank NA	EUR	30,000	39,516	39,247	(269)
Hungarian Forint
Expiring 03/22/12	Citibank NA	HUF	783,000,000	3,448,018	3,459,928	11,910
Expiring 03/22/12	Citibank NA	HUF	57,387,902	240,257	253,586	13,329
Expiring 03/22/12	Citibank NA	HUF	27,275,868	120,000	120,527	527
Expiring 03/22/12	Citibank NA	HUF	12,097,336	52,329	53,456	1,127
Expiring 03/22/12	UBS AG	HUF	12,837,572	52,022	56,727	4,705
Expiring 04/17/12	Citibank NA	HUF	8,848,273	35,900	38,988	3,088
Expiring 04/17/12	Citibank NA	HUF	6,895,231	29,600	30,382	782
Expiring 04/17/12	Citibank NA	HUF	5,256,165	22,100	23,160	1,060
Indian Rupee
Expiring 03/09/12	Morgan Stanley & Co., Inc.	INR	3,749,396	71,800	75,139	3,339
Expiring 04/17/12	Citibank NA	INR	6,347,613	120,700	126,063	5,363
Expiring 04/17/12	Citibank NA	INR	2,753,753	53,800	54,689	889
Expiring 04/17/12	Citibank NA	INR	2,498,797	48,700	49,626	926
Expiring 04/17/12	Citibank NA	INR	1,871,848	35,600	37,175	1,575
Expiring 04/17/12	Citibank NA	INR	1,509,304	29,600	29,975	375
Indonesian Rupiah
Expiring 03/07/12	Morgan Stanley & Co., Inc.	IDR	653,739,000	71,800	72,475	675
Expiring 04/19/12	Citibank NA	IDR	4,189,011,000	450,189	462,580	12,391
Expiring 04/19/12	Citibank NA	IDR	330,434,000	35,800	36,489	689
Expiring 04/19/12	Citibank NA	IDR	264,298,400	29,600	29,186	(414)
Expiring 04/19/12	Citibank NA	IDR	197,883,400	22,100	21,852	(248)
Expiring 04/19/12	Morgan Stanley & Co., Inc.	IDR	630,070,000	70,000	69,577	(423)
Israeli Shekel Expiring 03/30/12	Barclays Capital, Inc.	ILS	564,150	150,000	150,407	407
Malaysian Ringgit
Expiring 02/08/12	Citibank NA	MYR	216,979	69,400	71,287	1,887
Expiring 02/08/12	Morgan Stanley & Co., Inc.	MYR	5,093,548	1,585,787	1,673,441	87,654
Expiring 04/17/12	Citibank NA	MYR	112,140	35,600	36,685	1,085
Expiring 04/17/12	Citibank NA	MYR	91,464	29,600	29,921	321
Expiring 04/17/12	Citibank NA	MYR	68,709	22,100	22,477	377
Expiring 04/17/12	Morgan Stanley & Co., Inc.	MYR	183,150	60,000	59,915	(85)
Expiring 05/08/12	Citibank NA	MYR	4,980,624	1,623,570	1,627,613	4,043
Mexican Peso
Expiring 03/20/12	Citibank NA	MXN	7,745,875	566,097	591,817	25,720
Expiring 04/17/12	Citibank NA	MXN	487,578	35,600	37,165	1,565
Expiring 04/17/12	Citibank NA	MXN	391,186	29,600	29,818	218
Expiring 04/17/12	Citibank NA	MXN	294,635	22,100	22,458	358
Peruvian Nuevo Sol Expiring 04/13/12	Citibank NA	PEN	309,041	114,333	114,510	177
Philippine Peso
Expiring 02/22/12	Citibank NA	PHP	9,021,696	207,300	209,982	2,682
Expiring 03/07/12	Morgan Stanley & Co., Inc.	PHP	3,119,022	71,900	72,512	612
Expiring 04/18/12	Citibank NA	PHP	1,566,250	35,800	36,298	498
Expiring 04/18/12	Citibank NA	PHP	1,277,980	29,600	29,617	17
Expiring 04/18/12	Citibank NA	PHP	958,919	22,100	22,223	123

Polish Zloty
Expiring 03/22/12	Citibank NA	PLN	416,348	120,729	128,337	7,608
Expiring 03/22/12	Citibank NA	PLN	301,487	90,000	92,931	2,931
Expiring 03/22/12	Citibank NA	PLN	193,047	60,000	59,506	(494)
Expiring 03/22/12	Citibank NA	PLN	181,450	55,000	55,931	931
Expiring 04/16/12	Morgan Stanley & Co., Inc.	PLN	1,508,455	533,400	463,782	(69,618)
Expiring 04/17/12	Citibank NA	PLN	126,029	35,900	38,744	2,844
Expiring 04/17/12	Citibank NA	PLN	74,376	22,100	22,865	765
Expiring 04/17/12	Goldman Sachs Group LP	PLN	98,153	29,600	30,175	575
Russian Ruble
Expiring 02/06/12	Citibank NA	RUB	3,569,600	115,000	117,774	2,774
Expiring 02/06/12	Citibank NA	RUB	2,494,326	78,247	82,297	4,050
Expiring 02/06/12	Citibank NA	RUB	945,500	30,500	31,195	695
Expiring 02/06/12	Goldman Sachs Group LP	RUB	4,907,300	155,000	161,909	6,909
Expiring 02/06/12	Morgan Stanley & Co., Inc.	RUB	6,218,736	187,100	205,178	18,078
Expiring 02/06/12	Morgan Stanley & Co., Inc.	RUB	3,913,200	120,000	129,110	9,110
Expiring 02/06/12	Morgan Stanley & Co., Inc.	RUB	3,795,600	120,000	125,230	5,230
Expiring 03/06/12	Citibank NA	RUB	20,066,218	655,170	659,457	4,287
Expiring 03/06/12	Goldman Sachs Group LP	RUB	3,805,000	125,000	125,048	48
Expiring 03/07/12	Citibank NA	RUB	2,276,642	71,900	74,808	2,908
Expiring 04/13/12	Citibank NA	RUB	5,475,108	172,700	178,905	6,205
Expiring 04/13/12	Citibank NA	RUB	1,138,666	35,600	37,207	1,607
Expiring 04/13/12	Citibank NA	RUB	925,592	29,600	30,245	645
Expiring 04/17/12	Citibank NA	RUB	1,681,680	53,800	54,919	1,119
Expiring 04/17/12	Morgan Stanley & Co., Inc.	RUB	2,878,429	95,000	94,002	(998)
Singapore Dollar
Expiring 02/17/12	Citibank NA	SGD	135,114	105,000	107,416	2,416
Expiring 03/08/12	Citibank NA	SGD	92,244	71,900	73,334	1,434
Expiring 03/21/12	Citibank NA	SGD	153,082	119,115	121,703	2,588
Expiring 04/17/12	Barclays Capital, Inc.	SGD	37,454	29,600	29,782	182
Expiring 04/17/12	Citibank NA	SGD	45,935	35,600	36,526	926
Expiring 04/17/12	Citibank NA	SGD	28,135	22,100	22,372	272
South African Rand
Expiring 03/30/12	Citibank NA	ZAR	235,190	30,000	29,808	(192)
Expiring 03/30/12	Morgan Stanley & Co., Inc.	ZAR	375,000	47,454	47,527	73
Expiring 03/30/12	Morgan Stanley & Co., Inc.	ZAR	157,303	20,000	19,937	(63)
Expiring 04/17/12	Citibank NA	ZAR	995,051	120,700	125,782	5,082
Expiring 04/17/12	Citibank NA	ZAR	291,292	35,600	36,822	1,222
Expiring 04/17/12	Citibank NA	ZAR	237,656	29,600	30,042	442
South Korean Won
Expiring 03/05/12	Citibank NA	KRW	78,474,050	69,400	69,673	273
Expiring 03/05/12	Goldman Sachs Group LP	KRW	177,630,000	155,000	157,708	2,708
Expiring 04/17/12	Citibank NA	KRW	41,249,720	35,600	36,517	917
Expiring 04/17/12	Citibank NA	KRW	33,480,560	29,600	29,640	40
Expiring 04/17/12	Citibank NA	KRW	25,182,950	22,100	22,294	194
Expiring 05/02/12	Citibank NA	KRW	241,091,940	211,800	213,240	1,440
Thai Baht
Expiring 02/29/12	Citibank NA	THB	7,163,925	230,000	231,156	1,156
Expiring 02/29/12	Citibank NA	THB	2,153,135	69,400	69,475	75
Expiring 02/29/12	Citibank NA	THB	2,045,875	65,000	66,014	1,014
Expiring 02/29/12	Morgan Stanley & Co., Inc.	THB	2,520,000	80,000	81,312	1,312
Expiring 02/29/12	Morgan Stanley & Co., Inc.	THB	2,172,100	70,000	70,087	87
Expiring 02/29/12	UBS AG	THB	33,457,396	1,059,114	1,079,560	20,446
Expiring 04/17/12	Citibank NA	THB	3,859,986	120,700	124,178	3,478
Expiring 04/17/12	Citibank NA	THB	1,698,186	53,800	54,632	832
Expiring 04/17/12	Citibank NA	THB	1,542,227	48,700	49,615	915
Expiring 04/17/12	Citibank NA	THB	931,778	29,600	29,976	376
Expiring 04/19/12	Citibank NA	THB	1,143,452	35,800	36,781	981
Expiring 04/23/12	Citibank NA	THB	1,162,416	36,600	37,383	783
Turkish Lira
Expiring 03/30/12	Citibank NA	TRY	3,337,348	1,840,585	1,852,211	11,626
Expiring 04/13/12	Citibank NA	TRY	67,398	35,600	37,298	1,698
Expiring 04/17/12	Citibank NA	TRY	229,451	120,700	126,874	6,174
Expiring 04/17/12	Citibank NA	TRY	100,354	53,800	55,490	1,690
Expiring 04/17/12	Citibank NA	TRY	90,874	48,700	50,248	1,548
Expiring 04/17/12	Citibank NA	TRY	54,975	29,600	30,398	798

				$19,730,468	$20,040,165	$309,697

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
Brazilian Real
Expiring 04/19/12	Citibank NA	BRL	1,872,856	$1,015,897	$1,053,195	$(37,298)
Expiring 04/19/12	Morgan Stanley & Co., Inc.	BRL	134,850	75,000	75,832	(832)
Expiring 04/19/12	Morgan Stanley & Co., Inc.	BRL	44,523	25,000	25,037	(37)
Chilean Peso
Expiring 02/22/12	Citibank NA	CLP	53,169,550	102,200	107,886	(5,686)
Expiring 02/22/12	Citibank NA	CLP	35,177,560	68,200	71,379	(3,179)
Chinese Yuan Renminbi Expiring 01/04/13	Morgan Stanley & Co., Inc.	CNY	1,794,240	280,000	284,522	(4,522)
Colombian Peso Expiring 02/23/12	Citibank NA	COP	105,426,285	53,543	58,157	(4,614)
Euro
Expiring 03/22/12	Citibank NA	EUR	95,000	120,729	124,281	(3,552)
Expiring 03/22/12	Citibank NA	EUR	40,000	52,329	52,329	–
Expiring 03/23/12	Citibank NA	EUR	100,000	131,872	130,823	1,049
Expiring 03/23/12	Citibank NA	EUR	96,200	124,448	125,851	(1,403)
Expiring 03/23/12	Citibank NA	EUR	95,000	124,195	124,282	(87)
Expiring 03/23/12	Citibank NA	EUR	75,000	95,086	98,117	(3,031)
Hungarian Forint
Expiring 03/22/12	Citibank NA	HUF	870,034,552	3,901,444	3,844,517	56,927
Expiring 03/22/12	Morgan Stanley & Co., Inc.	HUF	26,141,030	115,000	115,512	(512)
Indian Rupee Expiring 03/09/12	Citibank NA	INR	3,749,396	67,593	75,139	(7,546)
Indonesian Rupiah
Expiring 02/21/12	Morgan Stanley & Co., Inc.	IDR	487,088,805	52,647	54,076	(1,429)
Expiring 03/07/12	Morgan Stanley & Co., Inc.	IDR	653,739,000	70,851	72,475	(1,624)
Expiring 04/19/12	Citibank NA	IDR	2,571,267,600	287,100	283,937	3,163
Malaysian Ringgit
Expiring 02/08/12	Citibank NA	MYR	4,980,624	1,630,319	1,636,341	(6,022)
Expiring 02/08/12	Citibank NA	MYR	223,598	69,700	73,461	(3,761)
Expiring 02/08/12	Morgan Stanley & Co., Inc.	MYR	106,306	33,500	34,926	(1,426)
Expiring 04/17/12	Citibank NA	MYR	686,363	225,000	224,533	467
Mexican Peso
Expiring 03/20/12	Citibank NA	MXN	330,447	25,000	25,247	(247)
Expiring 03/20/12	Goldman Sachs Group LP	MXN	793,110	60,000	60,597	(597)
Expiring 03/20/12	Morgan Stanley & Co., Inc.	MXN	1,633,325	125,000	124,793	207
Expiring 03/20/12	Morgan Stanley & Co., Inc.	MXN	793,062	60,000	60,593	(593)
Peruvian Nuevo Sol Expiring 04/13/12	Citibank NA	PEN	1,705,771	629,901	632,048	(2,147)
Philippine Peso
Expiring 02/22/12	Citibank NA	PHP	5,161,015	120,500	120,124	376
Expiring 02/22/12	Citibank NA	PHP	4,208,885	96,800	97,963	(1,163)
Expiring 02/22/12	Citibank NA	PHP	3,776,388	85,400	87,896	(2,496)
Expiring 02/22/12	Morgan Stanley & Co., Inc.	PHP	5,061,247	115,745	117,802	(2,057)
Expiring 03/07/12	Morgan Stanley & Co., Inc.	PHP	3,119,022	70,871	72,512	(1,641)
Polish Zloty
Expiring 03/22/12	Citibank NA	PLN	166,179	48,857	51,224	(2,367)
Expiring 03/22/12	Morgan Stanley & Co., Inc.	PLN	97,352	30,000	30,008	(8)
Russian Ruble
Expiring 02/06/12	Citibank NA	RUB	20,066,218	657,909	662,056	(4,147)
Expiring 02/06/12	Morgan Stanley & Co., Inc.	RUB	5,778,045	178,500	190,638	(12,138)
Expiring 03/07/12	Citibank NA	RUB	2,276,642	71,705	74,808	(3,103)
Singapore Dollar
Expiring 03/08/12	Citibank NA	SGD	92,244	70,501	73,334	(2,833)
Expiring 03/21/12	Citibank NA	SGD	134,188	105,000	106,682	(1,682)
South African Rand
Expiring 03/30/12	Citibank NA	ZAR	4,706,283	599,855	596,472	3,383
Expiring 04/17/12	Citibank NA	ZAR	820,874	101,800	103,765	(1,965)
South Korean Won Expiring 03/05/12	Citibank NA	KRW	83,415,475	71,500	74,060	(2,560)
Thai Baht
Expiring 02/29/12	Citibank NA	THB	2,191,613	69,300	70,716	(1,416)
Expiring 02/29/12	Citibank NA	THB	1,903,876	61,100	61,432	(332)
Expiring 04/17/12	Citibank NA	THB	6,638,871	211,800	213,577	(1,777)
Expiring 04/19/12	Citibank NA	THB	1,143,452	35,772	36,781	(1,009)
Turkish Lira
Expiring 03/30/12	Citibank NA	TRY	612,182	340,196	339,758	438
Expiring 03/30/12	Morgan Stanley & Co., Inc.	TRY	35,934	20,000	19,943	57
Expiring 03/30/12	UBS AG	TRY	215,976	120,000	119,866	134

				$12,904,665	$12,971,303	(66,638)

						$243,059

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2012.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which are traded at daily net asset value.

Level 2 - other significant observable inputs {including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds:
Argentina	$—	$245,800	$—
Brazil	—	4,501,690	—
Colombia	—	1,261,155	—
Hungary	—	1,246,936	—
Indonesia	—	2,897,786	—
Malaysia	—	1,461,902	—
Mexico	—	1,442,633	1,352,185
Peru	—	1,168,089	—
Philippines	—	486,767	—
Poland	—	2,189,662	—
Russia	—	2,319,176	—
South Africa	—	3,734,015	—
Thailand	—	1,318,822	—
Turkey	—	1,607,606	—
Ukraine	—	462,287	—
United Arab Emirates	—	260,325	—
Venezuela	—	1,074,150	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	243,059	—

Total	$—	$27,921,860	$1,352,185

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Foreign Bonds
Balance as of 10/31/11	$1,275,437
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	31,174
Purchases	45,574
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 01/31/12	$1,352,185

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $31,174 was included in Net Assets relating to securities held at the reporting period end.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2012 was as follows:

Foreign Government Obligations	74.6%
Foreign Agencies	13.9
Foreign Corporations	6.3

94.8
Other assets in excess of liabilities	5.2

Net Assets	100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Illiquid securities are valued in accordance with the fair valuation procedure approved by the Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in open end, non-exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	March 22, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	March 22, 2012

*	Print the name and title of each signing officer under his or her signature.